Income from securities and derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Income from securities and derivatives [Abstract]
Disclosure of Income from securities and derivatives

	12/31/2025	12/31/2024	12/31/2023
Income from securities	3,331,154	2,007,869	1,615,108
Fair value through other comprehensive income	2,802,117	1,671,056	1,284,794
Fair value through profit or loss	512,996	298,832	194,250
Amortized cost	16,041	37,981	136,064
Income from Derivatives	145,044	546,713	(69,273)
Forward contracts	(74,536)	40,987	(2,445)
Futures contracts and swaps (a)	219,580	505,726	(66,827)
Revenue foreign exchange	136,271	74,588	88,708
Total	3,612,469	2,629,170	1,634,543

(a) Mark-to-market adjustments of the hedged item offset the hedge accounting derivatives results. Partially presented in the following line: Future dollar contracts